Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information
Entity Registrant Name	Sunshine Heart, Inc.
Entity Central Index Key	0001506492
Document Type	S-1
Document Period End Date	Sep. 30, 2012
Pre-Effective Amendment Number	1
Amendment Flag	false
Entity Filer Category	Smaller Reporting Company